Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 699,772	¥ 698,463
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		26,221	26,731
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		82,125	83,541
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		29,195	33,117
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		96,131	118,916
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		121,629	108,403
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		106,186	71,981
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		61,003	58,948
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	22,802	22,846
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		19,444	21,178
Real Estate [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		13,917	21,094
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 121,119	¥ 131,708

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.